Net (Loss)/Income Per Share of Class A Common Stock - Calculation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Loss from continuing operations	$ (243,993)	$ (47,720)
(Loss) gain from discontinued operation	(1,650)	28,185
Net loss	$ (245,643)	$ (19,535)
Basic:
Basic net loss per share - continuing operations (in dollars per share)	$ (3.37)	$ (1.45)
Basic net (loss) income per share - discontinued operations (in dollars per share)	(0.02)	0.85
Net loss per share of common stock (in dollars per share)	(3.39)	(0.60)
Diluted:
Diluted net loss per share - continuing operations (in dollars per share)	(3.37)	(1.45)
Diluted net (loss) income per share - discontinued operations (in dollars per share)	(0.02)	0.85
Net loss per share of common stock (in dollars per share)	$ (3.39)	$ (0.60)
Basic weighted average number of shares outstanding	72,462	33,009
Diluted weighted average common shares outstanding	72,462	33,009